Trade and other receivables - Summary of movements in allowance accounts (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	£ 37	£ 41
Differences on exchange	2	(2)
Provided in the year	28	7
Released	(16)	(9)
Allowance account for credit losses of financial assets at end of period	51	37
Loans and other receivables
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	0	0
Differences on exchange	0	0
Provided in the year	0	0
Released	0	0
Allowance account for credit losses of financial assets at end of period	0	0
Trade receivables
Disclosure Of Trade And Other Receivables [Line Items]
Allowance account for credit losses of financial assets at beginning of period	37	41
Differences on exchange	2	(2)
Provided in the year	28	7
Released	(16)	(9)
Allowance account for credit losses of financial assets at end of period	£ 51	£ 37